Notes to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Notes to the Statement of Cash Flows
29.	Notes to the Statement of Cash Flows

The following table shows the changes in liabilities arising from financing activities for the years ended December 31, 2019, 2018 and 2017:

	January 1, 2019	Cash flows	Foreign exchange movement	Others	December 31, 2019
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	176,276	16,811	(653)	122	192,556
Lease liabilities (Note 10)	15,233	(5,399)	—	6,481	16,315
Derivative financial liabilities	80	(50)	—	83	113
Accrued interests and other related costs (Note 24)	1,347	(7,143)	—	7,327	1,531
Dividends (Note 20)	1,533	(15,592)	—	15,643	1,584
	194,469	(11,373)	(653)	29,656	212,099

	January 1, 2018	Cash flows	Foreign exchange movement	Others	December 31, 2018
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	172,611	1,722	1,723	220	176,276
Derivative financial liabilities	149	886	—	(955)	80
Accrued interests and other related costs (Note 24)	1,176	(6,614)	—	6,785	1,347
Dividends	1,575	(13,928)	—	13,886	1,533
	175,511	(17,934)	1,723	19,936	179,236

	January 1, 2017	Cash flows	Foreign exchange movement	Others	December 31, 2017
	(in million pesos)
Interest-bearing financial liabilities	185,032	(13,097)	417	259	172,611
Long-term financing for capital expenditures (Note 21)	13,673	(7,735)	—	(358)	5,580
Accrued interests and other related costs (Note 24)	1,412	(7,076)	—	6,840	1,176
Dividends (Note 20)	1,544	(16,617)	—	16,648	1,575
	201,661	(44,525)	417	23,389	180,942

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts for the year ended December 31, 2019:

(in million pesos)
Initial recognition of ROU assets (Notes 2 and 10)	14,226
Additions to ROU assets (Note 10)	5,072

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts for the year ended December 31, 2019:

(in million pesos)
Initial recognition of lease liabilities (Notes 2 and 10)	15,233
Additions to lease liabilities (Note 10)	5,065